Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of reconciliation of beginning and ending Level 3 financial liability balance

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 preferred stock liability balance for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2018	2017	2018	2017
Balance, beginning of period	$335,979	$546,858	$263,317	$—
Issuance of preferred stock at fair value	—	—	34,999	537,930
Redemption of preferred stock	—	(293,000)	—	(293,000)
Change in fair value of preferred stock (1)	32,788	1,788	70,451	10,716

Balance, end of period	$368,767	$255,646	$368,767	$255,646

(1)	Change in fair value of preferred stock is reported in interest expense—preferred stock.

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 preferred stock liability balance for the year ended December 31, 2017.

2017
Balance, beginning of period	$—
Issuance of preferred stock at fair value	537,930
Redemption of preferred stock	(293,000)
Change in fair value of preferred stock(1)	18,387

Balance, end of period	$263,317

(1)	Change in fair value of preferred stock is reported in interest expense—preferred stock.

The table below sets forth a reconciliation of the Company’s beginning and ending Level 3 contingent purchase obligations liability balance for the years ended December 31 (in thousands):

	2016	2015
Balance, beginning of period	$4,913	$6,842
Contingent purchase obligation recorded on the opening balance sheet	—	4,114
Payment of contingent purchase obligations	(2,455)	(3,317)
Interest expense	—	205
Adjustments to contingent purchase obligations(1)	(2,458)	(2,931)

Balance, end of period	$—	$4,913

(1)	Adjustments to contingent purchase obligations are reported in other operating expenses.